UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Real Estate
Investment Portfolio

April 30, 2011

1.800348.107

REA-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
HEALTH CARE PROVIDERS & SERVICES - 0.5%
Health Care Facilities - 0.5%
Brookdale Senior Living, Inc. (a)	609,500	$ 16,603
REAL ESTATE INVESTMENT TRUSTS - 95.8%
Diversified REITs - 0.3%
American Assets Trust, Inc.	470,000	10,378
Office REITs - 0.1%
Coresite Realty Corp.	146,900	2,320
REITs - Apartments - 16.6%
American Campus Communities, Inc.	1,192,800	41,927
Apartment Investment & Management Co. Class A	2,016,674	54,370
Camden Property Trust (SBI)	875,000	54,906
Education Realty Trust, Inc.	1,830,000	15,573
Equity Residential (SBI)	4,063,900	242,696
Home Properties, Inc.	611,200	38,750
Mid-America Apartment Communities, Inc.	545,000	36,433
Post Properties, Inc.	900,000	36,540
UDR, Inc.	3,213,041	83,186
TOTAL REITS - APARTMENTS		604,381
REITs - Factory Outlets - 1.0%
Tanger Factory Outlet Centers, Inc.	1,275,400	35,239
REITs - Health Care Facilities - 11.2%
HCP, Inc.	4,067,000	161,135
Health Care REIT, Inc. (d)	430,700	23,159
Healthcare Realty Trust, Inc.	1,170,200	26,727
Nationwide Health Properties, Inc.	885,100	38,767
Ventas, Inc.	2,838,192	158,740
TOTAL REITS - HEALTH CARE FACILITIES		408,528
REITs - Hotels - 5.9%
Chesapeake Lodging Trust	449,420	8,081
DiamondRock Hospitality Co.	2,239,776	26,967
Host Hotels & Resorts, Inc.	8,991,605	159,961
Sunstone Hotel Investors, Inc. (a)	1,690,474	17,682
TOTAL REITS - HOTELS		212,691
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Industrial Buildings - 16.8%
AMB Property Corp. (REIT)	806,900	$ 29,371
DCT Industrial Trust, Inc.	4,200,200	24,403
Duke Realty LP	4,337,700	66,150
First Industrial Realty Trust, Inc. (a)(d)	1,029,300	12,887
ProLogis Trust	11,325,312	184,489
Public Storage	2,256,500	264,710
Stag Industrial, Inc.	425,000	5,398
U-Store-It Trust	2,120,000	24,083
TOTAL REITS - INDUSTRIAL BUILDINGS		611,491
REITs - Malls - 15.9%
CBL & Associates Properties, Inc. (d)	3,705,050	68,803
Simon Property Group, Inc.	3,338,972	382,446
The Macerich Co.	2,364,000	124,866
TOTAL REITS - MALLS		576,115
REITs - Management/Investment - 2.8%
Digital Realty Trust, Inc. (d)	1,461,600	88,193
Franklin Street Properties Corp.	910,500	12,874
TOTAL REITS - MANAGEMENT/INVESTMENT		101,067
REITs - Mobile Home Parks - 0.6%
Sun Communities, Inc.	565,000	21,741
REITs - Office Buildings - 12.3%
Alexandria Real Estate Equities, Inc. (d)	804,600	66,098
Boston Properties, Inc.	1,939,300	202,715
Brandywine Realty Trust (SBI)	2,200,000	27,940
Highwoods Properties, Inc. (SBI) (d)	1,188,370	43,851
SL Green Realty Corp.	1,269,246	104,751
TOTAL REITS - OFFICE BUILDINGS		445,355
REITs - Shopping Centers - 12.3%
Cedar Shopping Centers, Inc.	3,137,200	18,509
Developers Diversified Realty Corp.	4,167,667	61,431
Excel Trust, Inc.	532,300	6,334
Federal Realty Investment Trust (SBI)	979,200	85,739
Glimcher Realty Trust	673,500	6,432
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Kimco Realty Corp.	7,473,400	$ 146,030
Kite Realty Group Trust	2,565,300	13,340
Ramco-Gershenson Properties Trust (SBI)	506,100	6,524
Vornado Realty Trust	1,067,471	103,203
TOTAL REITS - SHOPPING CENTERS		447,542
TOTAL REAL ESTATE INVESTMENT TRUSTS		3,476,848
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Real Estate Operating Companies - 1.0%
Forest City Enterprises, Inc. Class A (a)	1,870,000	35,923
TOTAL COMMON STOCKS (Cost $2,803,122)		3,529,374
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.13% (b)	112,075,687	112,076
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	86,805,383	86,805
TOTAL MONEY MARKET FUNDS (Cost $198,881)		198,881
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $3,002,003)		3,728,255
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(100,291)
NET ASSETS - 100%		$ 3,627,964
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 68
Fidelity Securities Lending Cash Central Fund	256
Total	$ 324
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cedar Shopping Centers, Inc.	$ 19,934	$ 1,471	$ 1,936	$ -	$ -
Total	$ 19,934	$ 1,471	$ 1,936	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $3,147,441,000. Net unrealized appreciation aggregated $580,814,000, of which $893,653,000 related to appreciated investment securities and $312,839,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2011